[SMITH BREEDEN MUTUAL FUNDS LOGO APPEARS HERE]



                              SEMI-ANNUAL REPORTS



                         SMITH BREEDEN SHORT DURATION
                             U.S. GOVERNMENT FUND


                      SMITH BREEDEN INTERMEDIATE DURATION
                             U.S. GOVERNMENT FUND


                 SMITH BREEDEN U.S. EQUITY MARKET PLUS(R) FUND


                               SEPTEMBER 30, 1999

                 [SMITH BREEDEN MUTUAL FUNDS LOGO APPEARS HERE]




Dear Shareholder:

The third quarter of 1999 ended on a positive note following three volatile months in the financial markets. Many equity investors experienced losses during the quarter as concerns over rising interest rates, weaker corporate earnings and Y2K drove down stock prices. The average diversified U.S. stock fund posted a loss of 5.39% according to Lipper Analytical. The S&P 500 stock index fell 6.56% while the Dow Jones Industrials fell 5.78%. Only the technology heavy Nasdaq Composite rose in value, up 2.24%

The Smith Breeden Equity Market Plus(R) Fund lost 6.38% during the quarter, just slightly behind the S&P 500 stock index. However, the Fund's year-to-date performance through 9/30/99 was a positive 4.94% and its 12-month total return was 27.05%. The Equity Market Plus Fund remains fully invested relative to the S&P 500 Index. In the Fund's fixed-income component, the yield spread between Agency mortgage-backed securities and Treasury securities of comparable interest rate risk widened. As a result, mortgage-backed securities (as well as corporate bonds) lagged Treasurys and Agencys for the quarter. We believe the volatility and widening of these yield spreads present attractive opportunities to investors as yield spreads should revert back to more normal levels.

Bond investors experienced an interest-rate hike during the quarter and many expressed concerns about additional rate increases in the future. This caused the average taxable-bond fund's return to fall 0.16% for the quarter. Bond funds with shorter durations performed best during the quarter with the average short duration bond fund gaining 0.63%. Ultrashort bond funds (those with a portfolio duration of 12 months or less) rose 0.81%. The Smith Breeden Intermediate and Short Duration U.S. Government funds performed a bit better, gaining 0.68% and 0.83% respectively.

Smith Breeden is committed to using prudent investment strategies with which you can build a diversified mutual fund portfolio and pursue your most important financial goals. Consistent with this tradition, each Smith Breeden fund seeks not only to earn returns in excess of its respective benchmark, but to do so without straying substantially from that benchmark's risk.

For more information about Smith Breeden Mutual Funds please call us at
(800) 221-3138 or visit Smith Breeden's internet site at www.smithbreeden.com.

Thank you for your continued trust and investment in the Smith Breeden Mutual Funds.

Sincerely,


/s/ DOUGLAS T. BREEDEN                /s/ MICHAEL J. GIARLA

Douglas T. Breeden                     Michael J. Giarla
Chairman                               President


--------------------------------------------------------------------------------
Past performance does not guarantee future results. Share prices will vary, and you may have a gain or loss when you redeem your shares. Average annual total returns through September 30, 1999 for the funds are as follows: Smith Breeden Short Duration U.S. Government Fund: 1-year 3.41%, 5-years 5.53%, since inception 3/31/92 5.25%. Smith Breeden Intermediate Duration U.S. Government
Fund: 1-year 2.09%, 5-years 7.52%, since inception 3/31/92 7.51%. Smith Breeden U.S. Equity Market Plus(R) Fund: 1-year 27.05%, 5-years 27.83%, since inception 6/30/92 20.22%.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1999



                                                                                                    MARKET
  FACE AMOUNT     SECURITY                                                                          VALUE
---------------   ---------------------------------------------------------------------------   -------------
                  U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 116.1%
                  FREDDIE MAC -- 17.7%
                  Fixed-rate (1)
  $10,000,000     6.50% 30 Year, due date to be announced ...................................   $9,593,750
    2,459,209     8.50%, due 5/1/25 to 12/1/25 ..............................................    2,555,463
                  Discount Notes ............................................................
       50,000     5.09%, due 6/2/00 (2), (3) ................................................       48,149
                                                                                                ----------
                                                                                                12,197,362
                                                                                                ----------
                  FANNIE MAE -- 37.3%
                  Interest-only strip (1)
      745,710     9.00%, due 12/15/16 .......................................................      193,012
                  Fixed-rate (1)
    2,412,801     6.00%, due 11/1/13 ........................................................    2,323,961
    4,972,595     6.50%, due 6/1/29 .........................................................    4,776,276
    5,000,000     6.50%, due 4/29/99, callable 4/2/02 .......................................    4,787,399
    5,000,000     7.50% 30 Year, due date to be announced ...................................    5,017,159
                  Delegated Underwriting Servicing (DUS) (1)
    4,831,940     6.01%, due 12/1/08 ........................................................    4,569,860
    1,352,638     6.04%, due 10/1/08 ........................................................    1,275,977
      853,054     7.024%, due 6/1/07 ........................................................      864,821
    1,324,614     7.041%, due 12/1/06 .......................................................    1,336,321
                  Discount Notes
       40,000     4.70%, due 3/22/00 (2), (3) ...............................................       38,954
      130,000     4.83%, due 5/1/00 (2), (3) ................................................      125,816
       25,000     5.09%, due 5/26/00 (2), (3) ...............................................       24,101
      100,000     5.21%, due 6/15/00 (2), (3) ...............................................       96,101
      125,000     5.33%, due 7/21/00 (2), (3) ...............................................      119,447
      100,000     5.49%, due 8/28/00 (2), (3) ...............................................       94,960
       50,000     5.41%, due 9/15/00 (2), (3) ...............................................       47,340
                                                                                                ----------
                                                                                                25,691,505
                                                                                                ----------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 61.1%
                  Adjustable-rate (1)
      719,710     6.375%, due 3/20/21 to 4/20/24 ............................................      731,977
    2,676,884     6.625%, due 7/20/17 to 9/20/22 ............................................    2,724,519
                  Fixed-rate (1)
    6,983,177     6.50%, due 6/15/29 to 7/15/29 .............................................    6,685,623
   17,615,237     7.00%, due 3/15/27 to 3/15/29 .............................................   17,321,583
   14,000,000     7.50% 30 Year, due date to be announced ...................................   14,048,045
      579,549     9.50%, due 7/15/09 to 9/15/21 .............................................      623,065
                                                                                                ----------
                                                                                                42,134,812
                                                                                                ----------
                  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (COST $81,207,169).........................................................   80,023,679
                                                                                                ----------
   NOTIONAL
    AMOUNT
 -----------
                  THREE MONTH LIBOR INTEREST RATE SWAP CONTRACTS -- 0.1%
  $20,000,000     Contract dated 8/31/93 with Salomon Swapco,
                  Expires 8/31/00, pay rate 5.34% ...........................................      100,730
                                                                                                ----------
                  TOTAL THREE MONTH LIBOR INTEREST RATE SWAP CONTRACTS ......................      100,730
                                                                                                ----------
                  THREE MONTH LIBOR INTEREST RATE CAP CONTRACTS -- 0.6%
   50,000,000     Contract with Salomon Swapco, expires 4/23/03, Strike rate 7.50% ..........      392,000
                                                                                                ----------
                  TOTAL THREE MONTH LIBOR INTEREST RATE CAP CONTRACTS
                  (COST $1,218,268)..........................................................      392,000
                                                                                                ----------

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999





                                                                                                 MARKET
  FACE AMOUNT     SECURITY                                                                        VALUE
---------------   -----------------------------------------------------------------------   ----------------
                  COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.2% (1)
   $3,000,000     GMAC Commercial Mortgage Securities 6.42%, due 8/15/08 ................    $   2,871,945
                                                                                             -------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (COST $2,839,509)......................................................        2,871,945
                                                                                             -------------
                  TOTAL INVESTMENTS -- 121.0% (COST $85,264,946).........................       83,388,354
                                                                                             -------------
                  REPURCHASE AGREEMENTS -- 19.1%
    4,000,000     Morgan Stanley Dean Witter, 5.33%, due 10/5/99 dated 9/29/99 ..........        4,000,000
    9,200,000     Morgan Stanley Dean Witter, 5.30%, due 10/7/99 dated 9/30/99 ..........        9,200,000
                                                                                             -------------
                                                                                                13,200,000
                                                                                             -------------
                  LIABILITIES LESS CASH AND OTHER ASSETS -- (40.1%) .....................      (27,627,820)
                                                                                             -------------
                  NET ASSETS -- 100.0% ..................................................    $  68,960,534
                                                                                             =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. Adjustable-rate mortgages have coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 1999. The adjusted rate is determined by adding a spread to a specified index.

(2) The interest rate shown for discount notes is the discount rate paid at the time of purchase by the fund.

(3) Security is held as collateral by Carr Futures, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)             SEPTEMBER 30, 1999



ASSETS
 Investments at market value (identified cost $85,264,946) (Note 1).......................  $  83,388,354
 Repurchase Agreement (Cost $13,200,000) (Note 1).........................................     13,200,000
 Cash ....................................................................................        507,591
 Receivables:
   Subscriptions .........................................................................        363,824
   Interest ..............................................................................        536,390
   Securities sold .......................................................................     19,048,958
 Other assets ............................................................................         48,243
                                                                                            -------------
    TOTAL ASSETS .........................................................................    117,093,360
                                                                                            -------------
LIABILITIES
 Payables:
   Variation margin on futures contracts (Note 2) ........................................        218,253
   Redemptions ...........................................................................         74,422
   Securities purchased ..................................................................     47,797,635
 Due to Advisor (Note 3) .................................................................         24,544
 Accrued expenses ........................................................................         17,972
                                                                                            -------------
    TOTAL LIABILITIES ....................................................................     48,132,826
                                                                                            -------------
NET ASSETS
 (Applicable to outstanding shares of 7,033,701 unlimited number of shares of beneficial interest authorized; no stated par) ...................................................  $  68,960,534
                                                                                            =============
 Net asset value, offering price and redemption price per share ($68,960,534 / 7,033,701).  $        9.80
                                                                                            =============
SOURCE OF NET ASSETS
 Paid in capital .........................................................................  $  74,084,407
 Overdistributed net investment income ...................................................       (326,789)
 Accumulated net realized loss on investments and futures contracts ......................     (2,972,019)
 Net unrealized depreciation of investments, interest rate swaps, interest rate caps and
   forward sales .........................................................................     (1,876,592)
 Net unrealized appreciation of futures contracts ........................................         51,527
                                                                                            -------------
    NET ASSETS ...........................................................................  $  68,960,534
                                                                                            =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999


 INVESTMENT INCOME
  Interest and discount earned, net of premium amortization and interest expense
   ($113,570) (Note 1) ...................................................................  $  1,641,504
 EXPENSES
  Advisory fees (Note 3) .................................................................       190,589
  Accounting and pricing services fees ...................................................        21,946
  Custodian fees .........................................................................        16,370
  Audit and tax preparation fees .........................................................         4,405
  Legal fees .............................................................................         3,609
  Transfer agent fees ....................................................................        11,917
  Registration fees ......................................................................        12,500
  Trustees fees and expenses .............................................................        23,448
  Other ..................................................................................         2,456
                                                                                            ------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...................................................       287,240
   Expenses reimbursed by Advisor (Note 3) ...............................................       (74,868)
                                                                                            ------------
   NET EXPENSES ..........................................................................       212,372
                                                                                            ------------
   NET INVESTMENT INCOME .................................................................     1,429,132
                                                                                            ------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments and futures contracts .................................    (1,343,468)
  Change in unrealized depreciation of investments, interest rate swaps, interest rate
  caps, and futures contracts ............................................................       606,664
                                                                                            ------------
  Net realized and unrealized loss on investments and futures contracts ..................      (736,804)
                                                                                            ------------
  Net increase in net assets resulting from operations ...................................  $    692,328
                                                                                            ============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                                  SIX MONTHS ENDED
                                                                                 SEPTEMBER 30, 1999     YEAR ENDED
                                                                                     (UNAUDITED)      MARCH 31, 1999
                                                                                -------------------- ---------------
 OPERATIONS
  Net investment income .......................................................    $   1,429,132      $   3,470,553
  Net realized gain (loss) on investments .....................................       (1,343,468)         1,074,357
  Change in unrealized appreciation (depreciation) of investments, interest
   rate swaps, interest rate caps and futures contracts .......................          606,664         (1,229,582)
                                                                                   -------------      -------------
  Net increase in net assets resulting from operations ........................          692,328          3,315,328
                                                                                   -------------      -------------
 DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income ........................................       (1,292,636)        (3,302,565)
                                                                                   -------------      -------------
  Total distributions .........................................................       (1,292,636)        (3,302,565)
                                                                                   -------------      -------------
 CAPITAL SHARE TRANSACTIONS
  Shares sold .................................................................       36,161,945         45,691,681
  Shares issued on reinvestment of distributions ..............................        1,171,575          1,845,880
  Shares redeemed .............................................................      (28,580,127)       (65,170,730)
                                                                                   -------------      -------------
  Increase (Decrease) in net assets resulting from capital share
   transactions (a) ...........................................................        8,753,393        (17,633,169)
                                                                                   -------------      -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....................................        8,153,085        (17,620,406)
 NET ASSETS
  Beginning of period .........................................................       60,807,449         78,427,855
                                                                                   -------------      -------------
  End of period ...............................................................    $  68,960,534      $  60,807,449
                                                                                   =============      =============
 (a) Transactions in capital shares were as follows:
  Shares sold .................................................................        3,687,643          4,622,012
  Shares issued on reinvestment of distributions ..............................          119,616            186,844
  Shares redeemed .............................................................       (2,893,584)        (6,593,289)
                                                                                   -------------      -------------
  Net decrease ................................................................          913,675         (1,784,433)
  Beginning balance ...........................................................        6,120,026          7,904,459
                                                                                   -------------      -------------
  Ending balance ..............................................................        7,033,701          6,120,026
                                                                                   =============      =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.



                                            SIX MONTHS
                                              ENDED              YEAR
                                        SEPTEMBER 30,1999       ENDED
                                           (UNAUDITED)      MARCH 31,1999
                                       ------------------- ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................     $    9.94        $     9.92
                                           ---------        -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...............          0.265             0.451
 Net realized and unrealized
  gain (loss) on investments .........         (0.170)            0.016
                                           ----------       -----------
 Total from investment
  operations .........................          0.095             0.467
                                           ----------       -----------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income .............................         (0.235)           (0.447)
 Dividends in excess of
  investment income ..................             --                --
                                           ----------       -----------
  Total distributions ................         (0.235)           (0.447)
                                           ----------       -----------
NET ASSET VALUE, END OF
 PERIOD ..............................     $     9.80       $      9.94
                                           ----------       -----------
TOTAL RETURN .........................           0.98%             4.83%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ...........    $68,960,534       $60,807,449
 Ratio of net expenses to
  average net assets (2) .............           0.78%*            0.78%
 Ratio of net investment
  income to average net
  assets .............................           5.33%*            4.78%
 Portfolio turnover rate .............            150%              298%
 Ratio of net expenses to
  average net assets before
  reimbursement of expenses
  by the Advisor (2) .................           1.06%*            1.00%
 Ratio of net investment
  income to average net
  assets before
  reimbursement of expenses
  by the Advisor .....................           5.05%*            4.56%



                                             YEAR            YEAR             YEAR              YEAR
                                            ENDED            ENDED            ENDED            ENDED
                                        MARCH 31,1998    MARCH 31,1997    MARCH 31,1996   MARCH 31,1995(1)
                                       --------------- ---------------- ---------------- -----------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................  $     9.83      $      9.74      $      9.90      $      9.90
                                        -----------     ------------     ------------     ------------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ...............        0.484            0.476            0.621            0.628
 Net realized and unrealized
  gain (loss) on investments .........        0.114            0.146           (0.148)              --
                                        -----------     ------------     ------------     ------------
 Total from investment
  operations .........................        0.598            0.622            0.473            0.628
                                        -----------     ------------     ------------     ------------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income .............................       (0.508)          (0.476)          (0.621)          (0.628)
 Dividends in excess of
  investment income ..................           --           (0.056)          (0.012)              --
                                        -----------     ------------     ------------     ------------
  Total distributions ................       (0.508)          (0.532)          (0.633)          (0.628)
                                        -----------     ------------     ------------     ------------
NET ASSET VALUE, END OF
 PERIOD ..............................  $      9.92     $       9.83      $      9.74      $      9.90
                                        -----------     ------------     ------------     ------------
TOTAL RETURN .........................         6.24%            6.57%            4.95%            6.58%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ...........  $78,427,855     $118,988,609     $221,825,136     $218,431,665
 Ratio of net expenses to
  average net assets (2) .............         0.78%            0.78%            0.78%            0.78%
 Ratio of net investment
  income to average net
  assets .............................         5.28%            5.04%            6.29%            6.33%
 Portfolio turnover rate .............          626%             556%             225%              47%
 Ratio of net expenses to
  average net assets before
  reimbursement of expenses
  by the Advisor (2) .................         1.00%            0.93%            0.93%            0.92%
 Ratio of net investment
  income to average net
  assets before
  reimbursement of expenses
  by the Advisor .....................         5.06%            4.90%            6.13%            6.18%

---------
(1) Through March 31, 1995, expense ratios include both the direct expenses of the Smith Breeden Short Duration U.S. Government Fund, and the indirect expenses incurred through the Fund's investment in the Smith Breeden Institutional Short Duration U.S. Government Fund.

*Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1999



                                                                                                MARKET
 FACE AMOUNT    SECURITY                                                                         VALUE
-------------   ------------------------------------------------------------------------   ----------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 124.5%
                FREDDIE MAC -- 30.3% (1)
                Fixed-rate
$4,899,357      6.00%, due 1/1/29 ......................................................    $   4,579,282
10,000,000      6.50% 30 Year, due date to be announced ................................        9,599,949
 1,800,000      7.50% 30 Year, due date to be announced ................................        1,806,750
                Discount Notes
    50,000      5.15%, due 6/2/00 (2), (3) .............................................           48,149
                                                                                            -------------
                                                                                               16,034,130
                                                                                            -------------
                FANNIE MAE -- 35.4% (1)
                Fixed-rate
 3,796,391      6.00%, due 1/1/14 to 7/1/14 ............................................        3,656,028
 2,600,000      6.00% 15 Year, due date to be announced ................................        2,500,862
 2,863,978      6.50%, due 11/1/28 .....................................................        2,751,709
 4,200,000      6.50% 15 Year, due date to be announced ................................        4,121,229
 5,000,000      6.50% 30 Year, due date to be announced ................................        4,796,850
                Delegated Underwriting Servicing (DUS)
   702,097      6.981%, due 6/1/07 .....................................................          710,554
                Discount Notes
   100,000      5.21%, due 6/15/00 (2), (3) ............................................           96,101
   140,000      5.33%, due 7/21/00 (2), (3) ............................................          133,780
                                                                                            -------------
                                                                                               18,767,113
                                                                                            -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 58.8% (1)
                Fixed-rate
11,973,481      6.50%, due 5/15/29 to 7/15/29 ..........................................       11,463,290
11,451,191      7.00%, due 3/15/26 to 8/15/29 ..........................................       11,259,543
 3,960,715      7.50%, due 9/15/28 .....................................................        3,980,438
                Adjustable-rate
 2,150,000      5.50% 30 Year, due date to be announced ................................        2,125,141
   365,985      6.125%, due 11/20/17 to 12/20/17 .......................................          372,425
 1,008,053      6.375%, due 3/20/16 to 5/20/21 .........................................        1,025,501
   885,126      6.625%, due 8/20/17 to 8/20/18 .........................................          900,800
                                                                                            -------------
                                                                                               31,127,138
                                                                                            -------------
                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $67,459,773)...........       65,928,381
                                                                                            -------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 16.4% (1)
 2,000,000      First Union-Lehman Brothers-Bank of America Commercial Mortage Trust
                6.56%, due 11/18/08 ....................................................        1,935,370
 2,000,000      GMAC Commercial Mortgage Securities 6.42%, due 8/15/08 .................        1,914,630
 5,000,000      Nomura Asset Securities Corporation Commercial Mortgage Trust 6.59%, due
                3/17/28 ................................................................        4,815,025
                                                                                            -------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                (COST $9,143,513).......................................................        8,665,025
                                                                                            -------------
                TOTAL INVESTMENTS (COST $76,603,286)--140.9%............................       74,593,406
                                                                                            -------------
                REPURCHASE AGREEMENTS -- 1.1%
   600,000      Morgan Stanley Dean Witter, 5.30%, due 10/4/99 dated 9/27/99 ...........          600,000
                                                                                            -------------
                                                                                                  600,000
                                                                                            -------------
                LIABILITIES LESS CASH AND OTHER ASSETS -- (42.0%) ......................      (22,244,502)
                                                                                            -------------
                NET ASSETS -- 100.0% ...................................................    $  52,948,904
                                                                                            =============

---------
(1) Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. Adjustable-rate mortgages have coupon rates that adjust periodically. The interest rate shown is the rate in effect at September 30, 1999. The adjusted rate is determined by adding a spread to a specified index.
(2) The interest rate shown for discount notes is the discount rate paid at the time of purchase by the fund.
(3) Security is held as collateral by Carr Futures, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)             SEPTEMBER 30, 1999


ASSETS
 Investments at market value (identified cost $76,603,286) (Note 1)......................  $  74,593,406
 Repurchase Agreements (Cost $600,000) (Note 1)..........................................        600,000
 Cash ...................................................................................        454,700
 Receivables:
   Subscriptions ........................................................................          5,402
   Interest .............................................................................        343,829
   Securities sold ......................................................................      3,855,583
   Prepaid expenses .....................................................................         34,734
                                                                                           -------------
    TOTAL ASSETS ........................................................................     79,887,654
                                                                                           -------------
LIABILITIES
 Payables:
   Variation margin on futures contracts (Note 2) .......................................        105,266
   Securities purchased .................................................................     26,664,010
   Redemptions ..........................................................................        121,013
   Distributions ........................................................................          8,678
 Due to Advisor (Note 3) ................................................................         24,671
 Accrued expenses .......................................................................         15,112
                                                                                           -------------
    TOTAL LIABILITIES ...................................................................     26,938,750
                                                                                           -------------
NET ASSETS
 (Applicable to outstanding shares of 5,502,144; unlimited number of shares of beneficial interest authorized; no stated par) ..................................................  $  52,948,904
                                                                                           =============
 Net asset value, offering price and redemption price per share ($55,948,904 / 5,502,144)  $        9.62
                                                                                           =============
SOURCE OF NET ASSETS
 Paid in capital ........................................................................  $  55,045,006
 Overdistribution of net investment income ..............................................       (134,448)
 Accumulated net realized gain on investments and futures contracts .....................        168,399
 Net unrealized depreciation of investments and forward sales ...........................     (2,009,880)
 Net unrealized depreciation of futures contracts .......................................       (120,173)
                                                                                           -------------
    NET ASSETS ..........................................................................  $  52,948,904
                                                                                           =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999


INVESTMENT INCOME
 Interest and discount earned, net of premium amortization (Note 1) .........  $  1,719,022
EXPENSES
 Advisory fees (Note 3) .....................................................       188,854
 Accounting and pricing services fees .......................................        21,943
 Custodian fees .............................................................         6,369
 Audit & tax preparation fees ...............................................         5,171
 Legal fees .................................................................         6,290
 Transfer agent fees ........................................................        11,751
 Registration fees ..........................................................        11,866
 Trustees fees and expenses .................................................        23,360
 Other ......................................................................         2,470
                                                                               ------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ......................................       278,074
   Expenses reimbursed by Advisor (Note 3) ..................................       (40,659)
                                                                               ------------
   NET EXPENSES .............................................................       237,415
                                                                               ------------
   NET INVESTMENT INCOME ....................................................     1,481,607
                                                                               ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments and futures contracts .....................       374,348
 Change in unrealized depreciation of investments and futures contracts .....    (1,983,058)
                                                                               ------------
 Net realized and unrealized gain on investments and futures contracts ......    (1,608,710)
                                                                               ------------
 Net increase in net assets resulting from operations .......................  $   (127,103)
                                                                               ============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS




                                                                         SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1999     YEAR ENDED
                                                                            (UNAUDITED)      MARCH 31, 1999
                                                                       -------------------- ---------------
OPERATIONS
 Net investment income ...............................................     $  1,481,607      $   2,630,169
 Net realized gain on investments ....................................          374,348            247,095
 Change in unrealized depreciation of investments ....................       (1,983,058)          (209,534)
                                                                           ------------      -------------
 Net increase in net assets resulting from operations ................         (127,103)         2,667,730
                                                                           ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income ................................       (1,481,607)        (2,630,169)
 Distributions from net realized gains on investments ................               --           (576,411)
                                                                           ------------      -------------
 Total distributions .................................................       (1,481,607)        (3,206,580)
                                                                           ------------      -------------
CAPITAL SHARE TRANSACTIONS
 Shares sold .........................................................        7,466,766         45,066,774
 Shares issued on reinvestment of distributions ......................        1,424,947          3,096,717
 Shares redeemed .....................................................       (9,459,896)       (31,140,723)
                                                                           ------------      -------------
 Increase in net assets resulting from capital share transactions (a)          (568,183)        17,022,768
                                                                           ------------      -------------
   TOTAL INCREASE IN NET ASSETS ......................................       (2,176,893)        16,483,918
NET ASSETS
 Beginning of period .................................................       55,125,797         38,641,879
                                                                           ------------      -------------
 End of period .......................................................     $ 52,948,904      $  55,125,797
                                                                           ============      =============
(a) Transactions in capital shares were as follows:
 Shares sold .........................................................          769,951          4,529,253
 Shares issued on reinvestment of distributions ......................          147,745            311,881
 Shares redeemed .....................................................         (975,417)        (3,146,761)
                                                                           ------------      -------------
 Net increase (decrease) .............................................          (57,721)         1,694,373
 Beginning balance ...................................................        5,559,865          3,865,492
                                                                           ------------      -------------
 Ending balance ......................................................        5,502,144          5,559,865
                                                                           ============      =============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


     The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.



                                         SIX MONTHS
                                            ENDED              YEAR
                                     SEPTEMBER 30, 1999        ENDED
                                         (UNAUDITED)      MARCH 31, 1999
                                    -------------------- ----------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ...........................      $    9.91        $    10.00
                                         ---------        -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ............           0.267             0.525
 Net realized and unrealized
  (loss) gain on investments ......          (0.290)            0.030
                                         ----------       -----------
  Total from investment
    operations ....................          (0.023)            0.555
                                         ----------       -----------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income ..........................          (0.267)          ( 0.515)
 Dividends in excess of net
  investment income ...............              --                --
 Distributions from net realized
  gains on investments ............              --           ( 0.130)
 Distributions in excess of net
  realized gains on
  investments .....................              --                --
                                         ----------       -----------
  Total distributions .............          (0.267)          ( 0.645)
                                         ----------       -----------
NET ASSET VALUE, END OF PERIOD.....      $     9.62       $      9.91
                                         ----------       -----------
TOTAL RETURN ......................           (0.21%)            5.73%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ........     $52,948,904       $71,930,177
 Ratio of net expenses to
  average net assets (2) ..........            0.88%*            0.88%
 Ratio of net investment income
  to average net assets ...........            5.58%*            5.25%
 Portfolio turnover rate ..........             179%              423%
 Ratio of expenses to average
  net assets before
  reimbursement of expenses
  by the Advisor ..................            1.04%*            1.06%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses
  by the Advisor ..................            5.43%*            5.08%



                                          YEAR             YEAR             YEAR             YEAR
                                          ENDED            ENDED            ENDED           ENDED
                                     MARCH 31, 1998   MARCH 31, 1997   MARCH 31, 1996   MARCH 31, 1995
                                    ---------------- ---------------- ---------------- ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD ...........................  $     9.73       $    10.01       $     9.83       $    10.01
                                     -----------      -----------      -----------      -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income ............        0.590            0.599            0.660            0.664
 Net realized and unrealized
  (loss) gain on investments ......        0.419          ( 0.024)           0.277          ( 0.049)
                                     -----------      -----------      -----------      -----------
  Total from investment
    operations ....................        1.009            0.575            0.937            0.615
                                     -----------      -----------      -----------      -----------
 LESS DISTRIBUTIONS
 Dividends from net investment
  income ..........................       (0.561)          (0.604)          (0.656)          (0.664)
 Dividends in excess of net
  investment income ...............           --               --               --           (0.108)
 Distributions from net realized
  gains on investments ............       (0.178)          (0.251)          (0.101)              --
 Distributions in excess of net
  realized gains on
  investments .....................           --               --               --           (0.022)
                                     -----------      -----------      -----------      -----------
  Total distributions .............       (0.739)          (0.855)          (0.757)          (0.794)
                                     -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD.....  $     10.00       $     9.73       $    10.01       $     9.83
                                     -----------      -----------      -----------      -----------
TOTAL RETURN ......................        10.65%            5.92%            9.69%            6.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ........  $38,641,879      $37,735,525      $36,446,940      $34,797,496
 Ratio of net expenses to
  average net assets (2) ..........         0.88%            0.88%            0.90%            0.90%
 Ratio of net investment income
  to average net assets ...........         5.61%            6.19%            6.49%            6.20%
 Portfolio turnover rate ..........          583%             409%             193%             557%
 Ratio of expenses to average
  net assets before
  reimbursement of expenses
  by the Advisor ..................         1.13%            1.16%            1.14%            2.33%
 Ratio of net investment income
  to average net assets before
  reimbursement of expenses
  by the Advisor ..................         5.36%            5.92%            6.26%            4.77%

---------
* Annualized

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Series Fund and the Smith Breeden Trust (the "Trusts") are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Smith Breeden Series Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Fund (the "Short Duration Fund") and the Smith Breeden Intermediate Duration U.S. Government Fund (the "Intermediate Duration Fund"). The Smith Breeden Trust offers shares in the Smith Breeden U.S. Equity Market Plus(R) Fund (the "U.S. Equity Market Plus(R) Fund"). The following is a summary of accounting policies consistently followed by the Short Duration Fund, the Intermediate Duration Fund, and the U.S. Equity Market Plus(R) Fund (collectively, the "Funds").

A. SECURITY VALUATION: Portfolio securities are valued at the current market value provided by a pricing service, or by a bank or broker/dealer experienced in such matters when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System with total assets in excess of $500 million, and securities dealers, provided that such banks or dealers meet the credit guidelines of the Funds' Board of Trustees. In a repurchase agreement, a Fund acquires securities from a third party, with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Funds' custodian maintains control or custody of the securities collateralizing the repurchase agreement until maturity. The value of the collateral is monitored daily, and, if necessary, additional collateral is received to ensure that the market value of the collateral remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

C. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid high-grade debt obligations at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

D. DOLLAR ROLL AND REVERSE DOLLAR ROLL AGREEMENTS: A dollar roll is an agreement to sell securities for delivery in the current month and to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. When a Fund invests in a dollar roll, it is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by earnings on the cash proceeds of the initial sale.

A reverse dollar roll is agreement to buy securities for delivery in the current month and to sell substantially similar (same type and coupon) securities on a specified future date, typically at a lower price. During the roll period, the fund receives the principal and interest on the securities purchased in compensation for the cash invested in the transaction.

E. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. Each Fund intends to continue to qualify for and elect the special tax treatment afforded to regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Funds of Federal income taxes. To so qualify, the Funds intend to distribute substantially all net investment income and net realized capital gains, if any, less any available capital loss carryforward. The following table summarized the available capital loss carryforwards for each Fund.

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED

                                            CAPITAL LOSS        CAPITAL LOSS       CAPITAL LOSS
                                            CARRYFORWARD        CARRYFORWARD       CARRYFORWARD
FUND                                     EXPIRES 3/31/2004   EXPIRES 3/31/2005   EXPIRES 3/31/2007
--------------------------------------- ------------------- ------------------- ------------------
      Short Duration Fund .............       $658,505            $829,556           $      0
      Intermediate Duration Fund ......              0                   0            126,641
      U.S. Equity Market Plus(R) Fund .              0                   0                  0

F. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OPERATING EXPENSES:
Securities transactions are recorded on the trade date. Interest income is accrued daily, and includes net amortization from the purchase of fixed-income securities. Discounts and premiums on fixed-income securities purchased are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Expenses are accrued daily. Common expenses incurred by the Trusts are generally allocated among the funds comprising the Trusts based on the ratio of net assets of each Fund to the combined net assets of each Trust. Other expenses are charged to each Fund on a specific identification basis.

G. ACCOUNTING ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. FINANCIAL INSTRUMENTS

A. FUTURES CONTRACTS HELD OR ISSUED FOR PURPOSES OTHER THAN TRADING: The Funds use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in the Funds' net asset values relative to the Funds' targeted option-adjusted durations.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
The Short Duration Fund had the following open futures contracts as of September 30, 1999:



                              NUMBER OF                 EXPIRATION      UNREALIZED
TYPE                          CONTRACTS   POSITION        MONTH         GAIN/(LOSS)
---------------------------- ----------- ---------- ----------------- --------------
5 Year Treasury ............     194       Short    December, 1999      $ (110,935)
10 Year Treasury ...........     156       Short    December, 1999         (49,866)
30 Year Treasury ...........      50       Short    December, 1999          33,564
3 Month Eurodollar .........       2       Short    December, 1999             441
3 Month Eurodollar .........      37       Short    March, 2000             29,471
3 Month Eurodollar .........       7       Short    June, 2000                (344)
3 Month Eurodollar .........       7       Short    September, 2000           (369)
3 Month Eurodollar .........       7       Short    December, 2000            (131)
3 Month Eurodollar .........       7       Short    March, 2001                681
3 Month Eurodollar .........       5       Short    June, 2001               1,228
3 Month Eurodollar .........      45       Long     September, 2001        (64,515)
3 Month Eurodollar .........       5       Short    December, 2001           1,540
3 Month Eurodollar .........       5       Short    March, 2002              1,540
3 Month Eurodollar .........      25       Short    June, 2002              30,187
3 Month Eurodollar .........       5       Short    September, 2002          1,602
3 Month Eurodollar .........       5       Short    December, 2002           1,665
3 Month Eurodollar .........       5       Short    March, 2003              1,665
3 Month Eurodollar .........      25       Short    June, 2003              31,887
3 Month Eurodollar .........       5       Short    September, 2003          1,603
3 Month Eurodollar .........       5       Short    December, 2003           1,665
3 Month Eurodollar .........       5       Short    March, 2004              1,603
3 Month Eurodollar .........      25       Short    June, 2004              34,788
3 Month Eurodollar .........      10       Short    September, 2004          3,918
3 Month Eurodollar .........       4       Short    December, 2004           2,157
3 Month Eurodollar .........       4       Short    March, 2005              2,094
3 Month Eurodollar .........      13       Short    June, 2005              20,642
3 Month Eurodollar .........       8       Short    September, 2005          8,576
3 Month Eurodollar .........      16       Short    December, 2005          29,915
3 Month Eurodollar .........      18       Short    March, 2006             34,719
3 Month Eurodollar .........       3       Short    June, 2006                 536
                                                                        ----------
                                                    Total               $   51,527
                                                                        ==========

The Intermediate Duration Fund had the following open futures contracts as of September 30, 1999:



                            NUMBER OF                EXPIRATION      UNREALIZED
TYPE                        CONTRACTS   POSITION        MONTH        GAIN/(LOSS)
-------------------------- ----------- ---------- ---------------- --------------
5 Year Treasury ..........     183       Short    December, 1999     $ (157,730)
10 Year Treasury .........       4       Long     December, 1999          3,232
30 Year Treasury .........      51       Short    December, 1999         34,325
                                                                     ----------
                                                  Total              $ (120,173)
                                                                     ==========

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
The U.S. Equity Market Plus(R) Fund had the following open interest-rate futures contracts as of September 30, 1999:



                              NUMBER OF                 EXPIRATION      UNREALIZED
TYPE                          CONTRACTS   POSITION        MONTH         GAIN/(LOSS)
---------------------------- ----------- ---------- ----------------- --------------
5 Year Treasury ............     706       Short    December, 1999      $ (476,950)
10 Year Treasury ...........     380       Short    December, 1999        (133,038)
30 Year Treasury ...........      27       Short    December, 1999          (1,872)
3 Month Eurodollar .........     403       Short    December, 1999         208,949
3 Month Eurodollar .........     332       Long     March, 2000             91,631
3 Month Eurodollar .........      34       Short    June, 2000             (18,978)
3 Month Eurodollar .........     143       Short    September, 2000         36,682
3 Month Eurodollar .........      34       Short    December, 2000         (26,728)
3 Month Eurodollar .........      65       Short    March, 2001             24,483
3 Month Eurodollar .........      34       Short    June, 2001             (18,465)
3 Month Eurodollar .........     139       Short    September, 2001        116,549
3 Month Eurodollar .........      34       Short    December, 2001         (13,866)
3 Month Eurodollar .........      64       Short    March, 2002             38,750
3 Month Eurodollar .........      34       Short    June, 2002             (12,503)
3 Month Eurodollar .........     133       Short    September, 2002        158,214
3 Month Eurodollar .........      34       Short    December, 2002         (11,290)
3 Month Eurodollar .........      78       Short    March, 2003             72,699
3 Month Eurodollar .........      34       Short    June, 2003             (10,315)
3 Month Eurodollar .........     118       Short    September, 2003        175,160
3 Month Eurodollar .........      33       Short    December, 2003          (8,798)
3 Month Eurodollar .........      82       Short    March, 2004             93,618
3 Month Eurodollar .........      24       Short    June, 2004              (8,533)
3 Month Eurodollar .........       1       Long     September, 2004           (130)
3 Month Eurodollar .........      24       Short    December, 2004          27,717
3 Month Eurodollar .........     143       Short    March, 2005            304,431
3 Month Eurodollar .........      24       Short    June, 2005              28,154
3 Month Eurodollar .........      21       Short    September, 2005         17,781
3 Month Eurodollar .........      12       Short    December, 2005            (592)
3 Month Eurodollar .........      86       Short    March, 2006            174,688
3 Month Eurodollar .........      13       Short    June, 2006                (871)
3 Month Eurodollar .........      24       Short    March, 2007             61,092
                                                                        ----------
                                                    Total               $  887,669
                                                                        ==========

Futures transactions involve costs and may result in losses. The effective use of futures depends on the Funds' ability to close futures positions at times when the Funds' Advisor deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contract themselves, and of the securities that are the subject of a hedge.

B. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES: The U.S. Equity Market Plus(R) Fund invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
The U.S. Equity Market Plus(R) Fund had the following open futures contracts on the S&P 500 Index as of September 30, 1999:



                     NUMBER OF                EXPIRATION       UNREALIZED
TYPE                 CONTRACTS   POSITION        MONTH         GAIN/(LOSS)
------------------- ----------- ---------- ---------------- ----------------
  S&P 500 .........     482       Long     December, 1999    $  (9,191,635)
  S&P 500 .........     135       Long     March, 2000          (2,643,300)
  S&P 500 .........      49       Long     June, 2000             (818,820)
                                                             -------------
                                           Total             $ (12,653,755)
                                                             =============

C. ASSETS PLEDGED TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES POSITIONS: The aggregate market value of assets pledged to cover margin requirements for the open futures positions at September 30, 1999 was:



FUND                                     ASSETS PLEDGED
--------------------------------------- ---------------
  Short Duration Fund .................   $   594,868
  Intermediate Duration Fund ..........       278,030
  U.S. Equity Market Plus(R) Fund .....    14,963,003

D. INTEREST RATE SWAP OPTIONS AND CONTRACTS: The Funds may enter into over-the-counter transactions swapping interest rates, or purchase options to enter into such contracts in order to manage interest rate risk. Purchased options on interest rate swap contracts ("swaptions") give the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties. The Funds will not enter into interest rate swap or swaption contracts unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the counterparty is rated either AA or A or better by Standard & Poor's Corporation, or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such a transaction. If the counterparty to the swap transaction defaults, the Funds will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that interest rate swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Funds will succeed in pursuing contractual remedies. The Funds may thus assume the risk that payments owed the Funds under a swap or swaption contract will be delayed, or not received at all. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the interest rate swaps or swaptions, and may realize a loss. The Funds recognize gains and losses under interest rate swap or swaption contracts as realized gains or losses on investments upon sale of the contracts.

As of September 30, 1999, the Short Duration Fund had one open interest rate swap contract. In the contract, the Short Fund has agreed to pay a fixed rate and receive a floating rate. The Short Duration Fund's interest rate swap contract has been entered into on a net basis, i.e., the two payment streams are netted out, with the Short Fund receiving or paying, as the case may be, only the net amount of the two payments. The floating rate on the contract resets quarterly and is the three month London Inter-Bank Offered Rate ("LIBOR"). The Short Duration Fund's interest receivable on the interest rate swap contract as of September 30, 1999 was $4,323. No collateral is required under these contracts.

As of September 30, 1999, the U.S. Equity Market Plus(R) Fund had two open swaptions. In each of the contracts, the Fund has paid a sum of money, called a premium, to the counterparty, in return for the swaptions. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract.

E. INTEREST RATE CAP CONTRACTS: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal

SMITH BREEDEN MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)


2. FINANCIAL INSTRUMENTS -- CONTINUED
amount from the party selling such interest rate caps. The Short Duration Fund had one interest rate cap contract open at September 30, 1999.


3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Advisor"), a registered Investment Advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a fee computed daily and payable monthly at a fixed annual rate based on the Funds' average daily net assets.

The Advisor voluntarily agreed to reimburse normal business expenses of the Funds during the six months ended September 30, 1999 so that total direct and indirect operating expenses do not exceed the percentages listed below of each fund's average net assets. This voluntary agreement may be terminated or modified at any time by the Advisor in its sole discretion. The table below lists the fees received by the Advisor and the expenses reimbursed by the Advisor to each Fund during the six months ending September 30, 1999.



                                         NET EXPENSE   FEES RECEIVED   EXPENSES REIMBURSED
FUND                                        RATIO        BY ADVISOR        BY ADVISOR
--------------------------------------- ------------- --------------- --------------------
      Short Duration Fund .............      0.78%        $190,589          $ 74,868
      Intermediate Duration Fund ......      0.88%         188,854            40,659
      U.S. Equity Market Plus(R) Fund .      0.88%         742,211           129,959

The Funds have adopted a Distribution and Services Plan (the "Plan") under Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Advisor to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Funds, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Advisor, which may come out of the advisory fee, to dealers and other persons at the annual rate of up to 0.25% of each Fund's average net assets, subject to the authority of the Trustees of the Fund, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the Advisor shall determine the amount of such payments and the purposes for which they are made.

Certain officers and trustees of the Fund are also officers and directors of the Advisor.


4. INVESTMENT TRANSACTIONS

During the six months ended September 30, 1999 purchases and proceeds from sales of securities, other than short-term investments, aggregated:



                                         PURCHASES OF      PROCEEDS FROM
FUND                                      SECURITIES    SALES OF SECURITIES
--------------------------------------- -------------- --------------------
  Short Duration Fund .................  $112,527,315      $100,656,103
  Intermediate Duration Fund ..........   122,966,773       146,500,119
  U.S. Equity Market Plus(R) Fund .....   353,918,712       280,988,364

The cost of securities held for Federal tax purposes, and the net unrealized appreciation (depreciation) of investments, short sales and futures contracts is as follows:



                                     COST OF SECURITIES
                                      FOR FEDERAL TAX    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
FUND                                      PURPOSES         APPRECIATION       DEPRECIATION      DEPRECIATION
----------------------------------- ------------------- ------------------ ------------------ ---------------
Short Duration Fund ...............     $ 85,264,946        $  618,869       ($  2,443,934)    ($  1,825,065)
Intermediate Duration Fund ........       76,603,286            54,355          (2,184,408)       (2,130,053)
U.S. Equity Market Plus(R) Fund ...      272,697,180         2,719,772         (20,459,532)      (17,739,760)

BOARD OF TRUSTEES
Douglas T. Breeden
Michael J. Giarla
Stephen M. Schaefer
Myron S. Scholes
William F. Sharpe


OFFICERS


CHAIRMAN
Douglas T. Breeden


PRESIDENT
Michael J. Giarla


VICE PRESIDENTS
Daniel C. Dektar (Smith Breeden Series Fund)
Timothy D. Rowe (Smith Breeden Series Fund)
John B. Sprow (Smith Breeden Trust)


TREASURER AND SECRETARY
Marianthe S. Mewkill

INVESTMENT ADVISOR
Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, NC 27514


TRANSFER AND DIVIDEND PAYING AGENT
First Data Investor Services Group, Inc.
211 South Gulph Road
PO Box 61767
King of Prussia, PA 19406


DISTRIBUTOR
First Data Distributors, Inc.
4400 Computer Drive
Westborough, MA 01581

EFFECTIVE ON OR ABOUT DECEMBER 1, 1999
Provident Distributors, Inc.
Four Falls Corporate Center
West Conshohocken, PA 19406


CUSTODIAN
Bank of New York
48 Wall Street
New York, NY 10286


INDEPENDENT AUDITORS
Deloitte & Touche LLP
117 Campus Drive
Princeton, NJ 08540

For information about:
   o Establishing an account
   o Account procedures and status
   o Exchanges
CALL 1-800-221-3137 (TRANSFER AGENT)


For all other information about the Funds:
CALL 1-800-221-3138 (INVESTMENT ADVISOR)


This report must be preceded or accompanied by a prospectus. Unlike U.S. Treasury securities they may hold, no mutual fund is itself directly insured by the U.S. Government and no fixed rate of return is guaranteed. Futures and options contracts may involve special risks that may not be suitable for all investors. DFU: 5/99